FINANCIAL INCOME/EXPENSE - Summary of Finance Income Expense Transaction (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 18, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Finance income
Change in fair value of warrants	€ 82,951,028	€ 19,221,515	€ 102,173,000	$ 102,173	€ 0	$ 0	€ 0	$ 0
Change in fair value of embedded derivatives			29,957,000		0		0
Interest receivable on RSP loans calculated using effective interest rate			10,784,000		2,583,000		0
Other interest, finance income			172,000		120,000		51,000
Reversal of difference between fair value and nominal value of loans repaid			1,611,000		0		0
Foreign exchange differences			3,360,000		0		0
Total finance income			148,057,000		2,703,000		51,000
Finance cost
Bank charges			(284,000)		(298,000)		(160,000)
Other interest, finance expense			(274,000)		(149,000)		0
Interest payable on convertible notes calculated using effective interest rate, net of capitalized borrowing costs			(2,475,000)		0		0
Interest on leases			(8,326,000)		(4,733,000)		(2,574,000)
Foreign exchange differences			0		(578,000)		(501,000)
Loss on re-estimate of timing of cash flows of RSP loans			(1,475,000)		0		0
Loss on refinancing of RSP loans			(3,628,000)		0		0
Impairment of RSP loans			(11,086,000)		0		0
Other			(72,000)		0		0
Finance cost			€ (27,620,000)		€ (5,758,000)		€ (3,235,000)